EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 55
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	5.60%
Percentage level to which average annual rate was assumed to decrease	5.00%
Pension Benefit Plans
DB Plans
Company's expected funding contributions	$ 76
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	20
Estimated future benefit payments, which reflect expected future service
2022	208
2023	211
2024	216
2025	220
2026	224
2027 to 2031	$ 1,171
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	3.05%	2.70%
Rate of compensation increase	2.95%	2.60%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	2.70%	3.20%	3.90%
Expected long-term rate of return on plan assets	6.15%	6.40%	6.60%
Rate of compensation increase	2.60%	3.00%	3.00%
Net benefit cost
Service cost	$ 171	$ 155	$ 126
Other components of net benefit cost
Interest cost	119	133	142
Expected return on plan assets	(234)	(230)	(222)
Amortization of actuarial loss	23	21	12
Amortization of regulatory asset	27	25	14
Curtailment gain	(5)	0	0
Settlement gain – AOCI	(2)	0	0
Other components of net benefit cost	(72)	(51)	(54)
Net Benefit Cost Recognized	99	104	72
Pre-tax amounts recognized in AOCI
Net loss	147	358	398
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(23)	(21)	(12)
Curtailment	0	0	0
Settlement	2	0	0
Funded status adjustment	(190)	(18)	52
Total pre-tax amounts recognized in OCI	(211)	$ (39)	$ 40
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	7
Estimated future benefit payments, which reflect expected future service
2022	25
2023	25
2024	24
2025	24
2026	24
2027 to 2031	$ 114
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	3.10%	2.75%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	2.80%	3.35%	4.10%
Expected long-term rate of return on plan assets	3.00%	3.50%	4.30%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 6	$ 6	$ 5
Other components of net benefit cost
Interest cost	12	14	17
Expected return on plan assets	(13)	(14)	(15)
Amortization of actuarial loss	2	2	2
Amortization of regulatory asset	2	2	2
Curtailment gain	0	0	0
Settlement gain – AOCI	0	0	0
Other components of net benefit cost	3	4	6
Net Benefit Cost Recognized	9	10	11
Pre-tax amounts recognized in AOCI
Net loss	5	22	20
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(2)	(2)	(2)
Curtailment	3	0	0
Settlement	0	0	0
Funded status adjustment	(18)	3	(37)
Total pre-tax amounts recognized in OCI	$ (17)	$ 1	$ (39)